UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21549


                          Energy Income and Growth Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: November 30
                                               -----------


             Date of reporting period: July 1, 2009 - June 30, 2010
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Proxy Voting Record



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
Magellan Midstream Holdings, L.P.                   MGG             55907R108           25-Sep-09

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Approve Restructuring Plan                          For                 For                 For             Management
Approve Fifth Amended and Restated Agreement        For                 For                 For             Management
of Limited Partnership
Approve Contributions                               For                 For                 For             Management
Approve Plan of Liquidation                         For                 For                 For             Management
Adjourn Meeting                                     For                 For                 For             Management
Approve Restructuring Plan (DO NOT ADVANCE)         For                 For                 For             Management
Approve Fifth Amended and Restated Agreement        For                 For                 For             Management
of Limited Partnership
Adjourn Meeting                                     For                 For                 For             Management



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
Teppco Partners - Lp                                TPP             872384102           23-Oct-09

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Approve Merger Agreement                            For                 For                 For             Management



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
Global Partners LP                                  GLP             37946R109           09-Dec-09

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Amend Partnership Agreement                         For                 For                 For             Management



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
UGI Corp.                                           UGI             902681105           26-Jan-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect Director S.D. Ban                             For                 For                 For             Management
Elect Director R.C. Gozon                           For                 For                 For             Management
Elect Director L.R. Greenberg                       For                 For                 For             Management
Elect Director M.O. Schlanger                       For                 For                 For             Management
Elect Director A. Pol                               For                 For                 For             Management
Elect Director E.E. Jones                           For                 For                 For             Management
Elect Director J.L. Walsh                           For                 For                 For             Management
Elect Director R.B. Vincent                         For                 For                 For             Management
Elect Director M.S. Puccio                          For                 For                 For             Management
Ratify Auditors                                     For                 For                 For             Management



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
Magellan Midstream Partners, L.P.                   MMP             559080106           21-Apr-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect Director Walter R. Arnheim                    For                 For                 For             Management
Elect Director Patrick C. Eilers                    For                 For                 For             Management
Elect Director Barry R. Pearl                       For                 For                 For             Management



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
Spectra Energy Corp                                  SE             847560109           27-Apr-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect Director William T. Esrey                     For                 For                 For             Management
Elect Director Gregory L. Ebel                      For                 For                 For             Management
Elect Director Pamela L. Carter                     For                 For                 For             Management
Elect Director Peter B. Hamilton                    For                 For                 For             Management
Elect Director Dennis R. Hendrix                    For                 For                 For             Management
Elect Director Michael E.J. Phelps                  For                 For                 For             Management
Ratify Auditors                                     For                 For                 For             Management
Require a Majority Vote for the Election of     Against                 For             Against             Share Holder
Directors



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
Nustar GP Holdings, LLC                             NSH             67059L102           29-Apr-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect Director William E. Greehey                   For                 For                 For             Management
Elect Director Stan L. McLelland                    For                 For                 For             Management
Ratify Auditors                                     For                 For                 For             Management


Page 1


                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
TransCanada Corporation                             TRP             89353D107           30-Apr-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect K. E. Benson as Director                      For                 For                 For             Management
Elect D. H. Burney as Director                      For                 For                 For             Management
Elect W. K. Dobson as Director                      For                 For                 For             Management
Elect E. L. Draper as Director                      For                 For                 For             Management
Elect P. Gauthier as Director                       For                 For                 For             Management
Elect K. L. Hawkins as Director                     For                 For                 For             Management
Elect S. B. Jackson as Director                     For                 For                 For             Management
Elect P. L. Joskow as Director                      For                 For                 For             Management
Elect H. N. Kvisle as Director                      For                 For                 For             Management
Elect J. A. MacNaughton as Director                 For                 For                 For             Management
Elect D. P. O?Brien as Director                     For                 For                 For             Management
Elect W. T. Stephens as Director                    For                 For                 For             Management
Elect D. M. G. Stewart as Director                  For                 For                 For             Management
Approve KPMG LLP as Auditors and Authorize          For                 For                 For             Management
Board to Fix Their Remuneration
Amend Stock Option Plan                             For                 For                 For             Management
Approve Shareholder Rights Plan                     For                 For                 For             Management
Advisory Vote on Executive Compensation Approach    For                 For                 For             Management



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
Enbridge Income Fund                              ENF.U             29251D106           03-May-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Approve PricewaterhouseCoopers LLP as Auditors      For                 For                 For             Management
and Authorize Board to Fix Their Remuneration
Elect Richard H. Auchinleck as Trustee              For                 For                 For             Management
Elect Catherine M. (Kay) Best as Trustee            For                 For                 For             Management
Elect J. Lorne Braithwaite as Trustee               For                 For                 For             Management
Elect M. Elizabeth Cannon as Trustee                For                 For                 For             Management
Elect Gordon G. Tallman as Trustee                  For                 For                 For             Management
Amend Trust Indenture: Approve Distribution         For                 For                 For             Management
Amendments Resolution
Amend Trust Indenture: Approve Accounting           For             Against             Against             Management
Amendment Resolution
Approve Conversion from Income Trust to             For                 For                 For             Management
Corporation
Approve Shareholder Rights Plan                     For                 For                 For             Management



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
Enbridge Inc.                                       ENB             29250N105           05-May-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect Director David A. Arledge                     For                 For                 For             Management
Elect Director James J. Blanchard                   For                 For                 For             Management
Elect Director J. Lorne Braithwaite                 For                 For                 For             Management
Elect Director Patrick D. Daniel                    For                 For                 For             Management
Elect Director J. Herb England                      For                 For                 For             Management
Elect Director Charles W. Fischer                   For                 For                 For             Management
Elect Director David A. Leslie                      For                 For                 For             Management
Elect Director George K. Petty                      For                 For                 For             Management
Elect Director Charles E. Shultz                    For                 For                 For             Management
Elect Director Dan C. Tutcher                       For                 For                 For             Management
Elect Director Catherine L. Williams                For                 For                 For             Management
Approve PricewaterhouseCoopers LLP as Auditors      For                 For                 For             Management
and Authorize Board to Fix Their Remuneration



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
Keyera Facilities Income Fund                     KEY.U             493272108           11-May-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Ratify Deloitte & Touche LLP as Auditors of         For                 For                 For             Management
Keyera Facilities Income Fund
Elect James V. Bertram as Director of Keyera        For                 For                 For             Management
Energy Management Ltd.
Elect Robert B. Catell as Director of Keyera        For                 For                 For             Management
Energy Management Ltd.
Elect Michael B.C. Davies as Director of            For                 For                 For             Management
Keyera Energy Management Ltd.
Elect Nancy M. Laird as Director of Keyera          For                 For                 For             Management
Energy Management Ltd.
Elect E. Peter Lougheed as Director of Keyera       For                 For                 For             Management
Energy Management Ltd.
Elect Donald J. Nelson as Director of Keyera        For                 For                 For             Management
Energy Management Ltd.
Elect H. Neil Nichols as Director of Keyera         For                 For                 For             Management
Energy Management Ltd.
Elect William R. Stedman as Director of Keyera      For                 For                 For             Management
Energy Management Ltd.
Approve Unitholder Rights Plan                      For                 For                 For             Management
Approve Conversion from Income Trust to             For                 For                 For             Management
Corporation
Effective in connection with the                    For                 For                 For             Management
implementation of Item #4, Approve Shareholder
Rights Plan

Page 2


                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
NGP Capital Resources Company                      NGPC             62912R107           12-May-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect Director Kenneth A. Hersh                     For                 For                 For             Management
Elect Director James R. Latimer, III                For                 For                 For             Management
Ratify Auditors                                     For                 For                 For             Management
Adjourn Meeting                                     For                 For                 For             Management



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
El Paso Corporation                                  EP             28336L109           19-May-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect Director Juan Carlos Braniff                  For                 For                 For             Management
Elect Director David W. Crane                       For                 For                 For             Management
Elect Director Douglas L. Foshee                    For                 For                 For             Management
Elect Director Robert W. Goldman                    For                 For                 For             Management
Elect Director Anthony W. Hall, Jr.                 For                 For                 For             Management
Elect Director Thomas R. Hix                        For                 For                 For             Management
Elect Director Ferrell P. McClean                   For                 For                 For             Management
Elect Director Timothy J. Probert                   For                 For                 For             Management
Elect Director Steven J. Shapiro                    For                 For                 For             Management
Elect Director J. Michael Talbert                   For                 For                 For             Management
Elect Director Robert F. Vagt                       For                 For                 For             Management
Elect Director John L. Whitmire                     For                 For                 For             Management
Amend Omnibus Stock Plan                            For                 For                 For             Management
Ratify Auditors                                     For                 For                 For             Management



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
ONEOK, Inc.                                         OKE             682680103           20-May-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect Director James C. Day                         For                 For                 For             Management
Elect Director Julie H. Edwards                     For                 For                 For             Management
Elect Director William L. Ford                      For                 For                 For             Management
Elect Director John W. Gibson                       For                 For                 For             Management
Elect Director David L. Kyle                        For                 For                 For             Management
Elect Director Bert H. Mackie                       For                 For                 For             Management
Elect Director Jim W. Mogg                          For                 For                 For             Management
Elect Director Pattye L. Moore                      For                 For                 For             Management
Elect Director Gary D. Parker                       For                 For                 For             Management
Elect Director Eduardo A. Rodriguez                 For                 For                 For             Management
Elect Director Gerald B. Smith                      For                 For                 For             Management
Elect Director David J. Tippeconnic                 For                 For                 For             Management
Ratify Auditors                                     For                 For                 For             Management



                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
The Williams Companies, Inc.                        WMB             969457100           20-May-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect Director Kathleen B. Cooper                   For                 For                 For             Management
Elect Director William R. Granberry                 For                 For                 For             Management
Elect Director William G. Lowrie                    For                 For                 For             Management
Declassify the Board of Directors                   For                 For                 For             Management
Amend Omnibus Stock Plan                            For                 For                 For             Management
Ratify Auditors                                     For                 For                 For             Management
Report on Environmental Impacts of Natural Gas  Against                 For             Against             Share Holder
Fracturing
Advisory Vote to Ratify Named Executive         Against                 For             Against             Share Holder
Officers' Compensation


Page 3


                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
Northland Power Income Fund                       NPI.U             666910104           21-Jun-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Elect James C. Temerty as Trustee                   For                 For                 For             Management
Elect James C. Temerty as Trustee                   For                 For                 For             Management
Elect Pierre R. Gloutney as Trustee                 For                 For                 For             Management
Elect Pierre R. Gloutney as Trustee                 For                 For                 For             Management
Elect John N. Turner as Trustee                     For                 For                 For             Management
Elect John N. Turner as Trustee                     For                 For                 For             Management
Elect Marie Bountrogianni as Trustee                For                 For                 For             Management
Elect Marie Bountrogianni as Trustee                For                 For                 For             Management
Elect V. Peter Harder as Trustee                    For                 For                 For             Management
Elect V. Peter Harder as Trustee                    For                 For                 For             Management
Elect Linda L. Bertoldi as Trustee                  For                 For                 For             Management
Elect Linda L. Bertoldi as Trustee                  For                 For                 For             Management
Elect Gordon F. Cheesbrough as Trustee              For                 For                 For             Management
Elect Gordon F. Cheesbrough as Trustee              For                 For                 For             Management
Ratify Ernst & Young LLP as Auditors                For                 For                 For             Management
Ratify Ernst & Young LLP as Auditors                For                 For                 For             Management
Approve Conversion from Income Trust to             For             Against             Against             Management
Corporation
Approve Conversion from Income Trust to             For             Against             Against             Management
Corporation

                                                                    SECURITY ID ON
COMPANY NAME                                     TICKER             BALLOT              MEETING DATE
AmeriGas Partners, L.P.                             APU             030975106           30-Jul-10

PROPOSAL                                        MANAGEMENT          VOTE INSTRUCTION    FOR/AGAINST MGMT    PROPONENT
                                                RECOMMENDATION
Approve Omnibus Stock Plan                          For                 For                 For             Management

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               ENERGY INCOME AND GROWTH FUND
                           -----------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2010
                           -------------------------

* Print the name and title of each signing officer under his or her signature.